Employee benefit plans (Summary of Fair Value of Classes of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 882,784	¥ 815,483	¥ 758,306
Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,600,491	1,612,879	1,483,889
Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	339,261	376,042
Equity securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	723,171	823,097
Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	123,875	178,476
Equity securities | Common stocks | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	531,159	620,281
Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	215,386	197,566
Equity securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	192,012	202,816
Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	305,931	136,602
Debt securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	440,013	410,415
Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets		11,642
Debt securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	286,783	284,870
Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	141,054	89,928
Debt securities | Government bonds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	98,578	88,959
Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	164,877	35,032
Debt securities | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	54,652	36,586
Insurance Contracts | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	226,093	201,141
Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	63,005	61,882
Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	126,889	102,747
Investments measured at net asset value | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	174,587	240,957
Investments measured at net asset value | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	84,325	75,479
Level 1 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	275,221	280,891
Level 1 | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	713,945	750,686
Level 1 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	123,875	178,476
Level 1 | Equity securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	531,159	620,281
Level 1 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	123,875	178,476
Level 1 | Equity securities | Common stocks | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	531,159	620,281
Level 1 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	141,054	89,928
Level 1 | Debt securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	98,578	88,959
Level 1 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	141,054	89,928
Level 1 | Debt securities | Government bonds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	98,578	88,959
Level 1 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	10,292	12,487
Level 1 | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	84,208	41,446
Level 2 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	405,073	262,347
Level 2 | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	797,979	786,695
Level 2 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	215,386	197,566
Level 2 | Equity securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	192,012	202,816
Level 2 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	215,386	197,566
Level 2 | Equity securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	192,012	202,816
Level 2 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	164,877	46,674
Level 2 | Debt securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	341,435	321,437
Level 2 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets		11,642
Level 2 | Debt securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	286,783	284,870
Level 2 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	164,877	35,032
Level 2 | Debt securities | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	54,652	36,567
Level 2 | Insurance Contracts | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	226,093	201,141
Level 2 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	24,810	18,107
Level 2 | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	38,439	61,301
Level 3 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	27,903	31,288
Level 3 | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	4,242	19	¥ 577	¥ 2,664
Level 3 | Debt securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets		19
Level 3 | Debt securities | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets		19
Level 3 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	27,903	¥ 31,288
Level 3 | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 4,242